Equity - Treasury shares additional information (Details) - EUR (€) € / shares in Units, € in Millions				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Nov. 03, 2023	May 12, 2023	Mar. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Feb. 05, 2024	Feb. 29, 2024	Oct. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Share buyback programme (in shares)								121,300,000
Purchased Share buyback programme									€ 3,482	€ 1,721	€ 1,604
Cancelled share buyback programme (in shares)				107,000,000					228,350,000	180,461,000
Cancellation of treasury shares				€ 1,201					€ 2	€ 2
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Share buyback programme (in shares)						194,800,000
Share Repurchase Program One
Disclosure of classes of share capital [line items]
Share buyback programme authorized			€ 50
Share buyback programme (in shares)									3,000,000
Shares repurchased, average price per share (in eur per share)									€ 13.18
Purchased Share buyback programme									€ 42
Share Repurchase Program Two
Disclosure of classes of share capital [line items]
Share buyback programme authorized		€ 1,500
Share buyback programme (in shares)									121,000,000
Shares repurchased, average price per share (in eur per share)									€ 12.91
Shares repurchased, effective price per share (in eur per share)									€ 12.36
Share Repurchase Program Three
Disclosure of classes of share capital [line items]
Share buyback programme authorized	€ 2,500
Share buyback programme (in shares)					154,000,000
Shares repurchased, average price per share (in eur per share)					€ 12.90
Purchased Share buyback programme					€ 1,982
Share Repurchase Program Three | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Share buyback programme (in shares)							195,000,000
Shares repurchased, average price per share (in eur per share)							€ 12.87
Shares repurchased, effective price per share (in eur per share)							€ 12.83